Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Investments [Abstract]
Short-term investments	$ 2,565	$ 6,464
Long-term investments	$ 10,353	$ 10,293
Deposit term	3 years